File Number: 333-62166
                                               Filed Pursuant to Rule 497(e)
                                               of the Securities Act of 1933



                                                           July 19, 2013



                     Pioneer Emerging Markets Local Currency Debt Fund

                Supplement to the December 12, 2012 Summary Prospectus, as
                   in effect and as may be amended from time to time


Fund summary

The following replaces the information in the "Management" chart:

Portfolio management  Mr. Hakan Aksoy, portfolio manager at Pioneer
                      (portfolio manager of the fund since 2012).